Fixed asset investments (Tables)	12 Months Ended
Sep. 30, 2021
Fixed asset investments
Summary of fixed asset investments

Investment in
Joint Venture
$
Cost
At 1 January 2019	—
Additions	—
At 30 September 2019	—
Additions	32,301
At 30 September 2020	32,301
Additions	—
Foreign exchange on translation	1,384
At 30 September 2021	33,685

Schedule of details of the subsidiaries

Name of undertaking	Registered office	Domicile	% held
Arqit Limited	1st Floor, 3 More London Riverside, More London Place, London, England, SE1 2RE	U.K.	100
Arqit Inc.	1209 Orange Street, Wilmington, County of Newcastle, Delaware 19801	U.S.	100
Arqit LLC	1209 Orange Street, Wilmington, County of Newcastle, Delaware 19801	U.S.	100